Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 185	$ 253	$ 178
Less: accumulated depreciation	(72)	(98)	(117)
Net book value	113	155	61
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	55	75	81
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	2	3	1
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	16	22
Operating Lease Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total	$ 112	$ 153	$ 96